PENSION AND OTHER POST-RETIREMENT BENEFITS	12 Months Ended
Oct. 28, 2012
PENSION AND OTHER POST-RETIREMENT BENEFITS
PENSION AND OTHER POST-RETIREMENT BENEFITS

NOTE I

PENSION AND OTHER POST-RETIREMENT BENEFITS

The Company has several defined benefit plans and defined contribution plans covering most employees. Total costs associated with the Company’s defined contribution benefit plans in 2012, 2011, and 2010 were $27.8 million, $27.1 million, and $26.6 million, respectively. Benefits for defined benefit pension plans covering hourly employees are provided based on stated amounts for each year of service, while plan benefits covering salaried employees are based on final average compensation. The Company’s funding policy is to make annual contributions of not less than the minimum required by applicable regulations. Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 8-23 years.

Certain groups of employees are eligible for post-retirement health or welfare benefits. Benefits for retired employees vary for each group depending on respective retirement dates and applicable plan coverage in effect. Contribution requirements for retired employees are governed by the Retiree Health Care Payment Program and may change each year as the cost to provide coverage is determined. Eligible employees hired after January 1, 1990, may receive post-retirement medical coverage but must pay the full cost of the coverage. On October 17, 2012, the plan was amended, effective April 1, 2013, to terminate coverage for certain nonunion retirees who retired on or after August 1, 2002, and who are or will be Medicare eligible. If the cost of the nonunion retiree coverage is currently subsidized by the Company for the affected retirees, credits will be established in a health reimbursement account to help reimburse the retiree for the cost of purchasing coverage in the individual market. Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 6-19 years.

Several changes were enacted that affected the Company’s defined benefit pension plans at the 2011 measurement date. The defined benefit pension plan covering collectively bargained employees was amended as a result of labor negotiations, causing an increase in the benefit obligation. The benefit obligation for the other defined benefit plans was reduced as a result of a change in the pension formula effective January 1, 2017. The amended formula remains a defined benefit formula, but will base the accrued benefit credit on age and service and define the benefit as a lump sum. Effective October 31, 2016, the 401k match for these participants will be increased.

Net periodic cost of defined benefit plans included the following:

	Pension Benefits			Post-retirement Benefits
(in thousands)	2012	2011	2010	2012	2011	2010
Service cost	$ 23,425	$ 24,206	$ 21,998	$ 2,272	$ 2,219	$ 2,477
Interest cost	49,135	50,282	48,305	17,910	18,891	20,703
Expected return on plan assets	(68,511)	(62,989)	(55,128)	–	–	–
Amortization of prior service cost	(5,079)	(607)	(607)	3,561	4,341	4,341
Recognized actuarial loss (gain)	20,130	16,633	16,133	(3)	(4)	2,377
Settlement charges	–	–	1,192	–	–	–
Curtailment charge	–	–	131	–	–	–
Special termination cost	–	–	386	–	–	109
Net periodic cost	$ 19,100	$ 27,525	$ 32,410	$ 23,740	$ 25,447	$ 30,007

Included in accumulated other comprehensive loss for pension benefits at October 28, 2012, and October 30, 2011, are the following amounts that have not yet been recognized in net periodic pension cost: unrecognized prior service credit of $47.4 million and unrecognized actuarial losses of $521.4 million, and unrecognized prior service credit of $52.5 million and unrecognized actuarial losses of $334.0 million, respectively. The prior service credit and actuarial loss included in accumulated other comprehensive loss and expected to be recognized in net periodic pension cost during the fiscal year ending October 27, 2013, are $5.1 million and $34.0 million, respectively.

Included in accumulated other comprehensive loss for post-retirement benefits at October 28, 2012, and October 30, 2011, are the following amounts that have not yet been recognized in net periodic post-retirement benefit cost: unrecognized prior service credit of $6.8 million and unrecognized actuarial losses of $88.3 million, and unrecognized prior service costs of $19.0 million and unrecognized actuarial losses of $25.2 million, respectively. The prior service credit and actuarial loss included in accumulated other comprehensive loss and expected to be recognized in net periodic post-retirement benefit cost during the fiscal year ending October 27, 2013, are $1.3 million and $7.7 million, respectively.

The following is a reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans as of the October 28, 2012 and the October 30, 2011 measurement dates:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$ 942,626	$878,630	$351,134	$346,707
Service cost	23,425	24,206	2,272	2,219
Interest cost	49,135	50,282	17,910	18,891
Plan amendments	–	(51,283)	(22,262)	(2,082)
Actuarial loss	222,541	84,958	63,177	7,276
Benefits paid	(45,358)	(44,167)	(22,719)	(21,877)
Benefit obligation at end of year	$1,192,369	$942,626	$389,512	$351,134

The post-retirement benefits paid are net of Medicare Part D subsidy receipts of $2.3 million and $2.8 million for fiscal 2012 and 2011, respectively.

	Pension Benefits		Post-retirement Benefits
(in thousands)	2012	2011	2012	2011
Change in plan assets:
Fair value of plan assets at beginning of year	$ 870,923	$802,449	$ –	$ –
Actual return on plan assets	83,533	86,748	–	–
Employee contributions	–	–	2,495	2,749
Employer contributions	30,132	25,893	25,054	26,120
Benefits paid	(45,358)	(44,167)	(27,549)	(28,869)
Fair value of plan assets at end of year	$ 939,230	$870,923	$ –	$ –
Funded status at end of year	$(253,139)	$ (71,703)	$(389,512)	$(351,134)

Amounts recognized in the Consolidated Statements of Financial Position as of October 28, 2012, and October 30, 2011, are as follows:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2012	2011	2012	2011
Pension assets	$ 49	$ 80,208	$ –	$ –
Employee related expenses	(3,650)	(2,924)	(23,622)	(26,433)
Pension and post-retirement benefits	(249,538)	(148,987)	(365,890)	(324,701)
Net amount recognized	$(253,139)	$ (71,703)	$(389,512)	$(351,134)

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $475.3 million, $457.6 million, and $263.0 million, respectively, as of October 28, 2012, and $151.9 million, $133.2 million, and $0.0 million, respectively, as of October 30, 2011.

Weighted-average assumptions used to determine benefit obligations are as follows:

	2012	2011
Discount rate Rate of future compensation increase (for plans that base benefits on final compensation level)	4.05% 3.97%	5.33% 3.93%

Weighted-average assumptions used to determine net periodic benefit costs are as follows:

	2012	2011	2010
Discount rate	5.33%	5.82%	6.28%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.93%	4.03%	4.08%
Expected long-term return on plan assets	8.00%	8.00%	8.25%

The expected long-term rate of return on plan assets is developed in consultation with outside advisors. A range is determined based on the composition of the asset portfolio, historical long-term rates of return, and estimates of future performance.

For measurement purposes, an 8.0% annual rate of increase in the per capita cost of covered health care benefits for pre- Medicare and post-Medicare retirees’ coverage is assumed for 2013. The pre-Medicare and post-Medicare rate is assumed to decrease to 5.0% for 2018, and remain at that level thereafter.

The assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate have a significant impact on the amounts reported for the benefit plans. A one-percentage-point change in these rates would have the following effects:

	1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension Benefits:
Discount rate	$(14,912)	$50,956	$(157,002)	$198,266
Expected long-term rate of return on plan assets	$(9,259)	$9,259	$–	$–
Rate of future compensation increase	$1,938	$(1,881)	$10,936	$(10,673)
Post-retirement Benefits:
Discount rate	$(4,679)	$4,926	$(42,103)	$48,451
Health care cost trend rate	$1,861	$(1,662)	$34,017	$(29,805)

The actual and target weighted-average asset allocations for the Company’s pension plan assets as of the plan measurement date are as follows:

	2012		2011
Asset Category	Actual	Target Range	Actual	Target Range
Large Capitalization Equity	29.4%	20-35%	22.1%	20-35%
Hormel Foods Corporation Stock	5.2%	0-10%	5.7%	0-10%
Small Capitalization Equity	5.7%	5-15%	11.9%	5-15%
International Equity	19.7%	15-25%	18.1%	15-25%
Private Equity	3.6%	0-15%	2.5%	0-15%
Total Equity Securities	63.6%	55-75%	60.3%	55-75%
Fixed Income	35.0%	25-45%	38.3%	25-45%
Cash and Cash Equivalents	1.4%	–	1.4%	–

Target allocations are established in consultation with outside advisors through the use of asset-liability modeling to attempt to match the duration of the plan assets with the duration of the Company’s projected benefit liability. The asset allocation strategy attempts to minimize the long-term cost of pension benefits, reduce the volatility of pension expense, and achieve a healthy funded status for the plans.

As of the 2012 measurement date, plan assets included 1.7 million shares of common stock of the Company having a market value of $48.9 million. Dividends paid during the year on shares held by the plan were $1.0 million. In 2011, plan assets included 1.7 million shares of common stock of the Company having a market value of $49.7 million. In 2011, the Company issued 1.1 million shares to the plan pursuant to the stock split, and the plan sold 1.1 million shares.

The Company made discretionary contributions of $27.3 million and $23.6 million to the Company’s defined benefit plans in 2012 and 2011, respectively. Based on the October 28, 2012 measurement date, the Company anticipates making required contributions of $27.0 million to fund the pension plans during fiscal year 2013. The Company also expects to make contributions of $27.8 million during 2013 that represent benefit payments for unfunded plans.

Benefits expected to be paid over the next ten fiscal years are as follows:

(in thousands)	Pension Benefits	Post- retirement Benefits
2013	$ 46,534	$ 21,514
2014	47,757	21,480
2015	49,902	21,672
2016	52,489	21,826
2017	55,404	21,788
2018 – 2022	323,016	106,196

Post-retirement benefits are net of expected federal subsidy receipts related to prescription drug benefits granted under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, which are estimated to be $2.8 million per year through 2022.

The fair values of the defined benefit pension plan investments as of October 28, 2012 and October 30, 2011, by asset category and fair value hierarchy level, are as follows:

	Fair Value Measurements at October 28, 2012
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 13,544	$ 13,544	$ -	$ -
Large Capitalization Equity(2)
Domestic	$298,375	$181,994	$116,381	$ -
Foreign	26,503	26,503	-	-
Total Large Capitalization Equity	$324,878	$208,497	$116,381	$ -
Small Capitalization Equity(3)
Domestic	$ 47,883	$ 47,883	$ -	$ -
Foreign	5,456	5,456	-	-
Total Small Capitalization Equity	$ 53,339	$ 53,339	$ -	$ -
International Equity(4)
Mutual fund	$ 50,317	$ -	$ 50,317	$ -
Collective trust	134,926	-	134,926	-
Total International Equity	$185,243	$ -	$185,243	$ -
Private Equity(5)
Domestic	$ 26,785	$ -	$ -	$26,785
International	6,883	-	-	6,883
Total Private Equity	$ 33,668	$ -	$ -	$33,668
Total Equity	$597,128	$261,836	$301,624	$33,668
Fixed Income(6)
US government issues	$122,207	$ 94,346	$ 27,861	$ -
Municipal issues	18,294	-	18,294	-
Corporate issues - domestic	166,029	-	166,029	-
Corporate issues - foreign	22,028	-	22,028	-
Total Fixed Income	$328,558	$ 94,346	$234,212	$ -
Total Investments at Fair Value	$939,230	$369,726	$535,836	$33,668

	Fair Value Measurements at October 30, 2011
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 11,732	$ 11,732	$ -	$ -
Large Capitalization Equity(2)
Domestic	$215,924	$191,158	$ 24,766	$ -
Foreign	26,103	26,103	-	-
Total Large Capitalization Equity	$242,027	$217,261	$ 24,766	$ -
Small Capitalization Equity(3)
Domestic	$ 92,083	$ 92,083	$ -	$ -
Foreign	11,585	11,585	-	-
Total Small Capitalization Equity	$103,668	$103,668	$ -	$ -
International Equity(4)
Mutual fund	$ 38,757	$ -	$ 38,757	$ -
Collective trust	119,239	-	119,239	-
Total International Equity	$157,996	$ -	$157,996	$ -
Private Equity(5)
Domestic	$ 18,794	$ -	$ -	$18,794
International	3,053	-	-	3,053
Total Private Equity	$ 21,847	$ -	$ -	$21,847
Total Equity	$525,538	$320,929	$182,762	$21,847
Fixed Income(6)
US government issues	$118,863	$ 93,301	$ 25,562	$ -
Municipal issues	18,463		18,463	-
Corporate issues - domestic	165,778		165,778	-
Corporate issues - foreign	30,549		30,549	-
Total Fixed Income	$333,653	$ 93,301	$240,352	$ -
Total Investments at Fair Value	$870,923	$425,962	$423,114	$21,847

The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy:

(1)   Cash Equivalents: These Level 1 investments consist primarily of money market mutual funds that are highly liquid and traded in active markets.

(2)   Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investment includes a mutual fund consisting of a mix of U.S. common stocks that is valued at the publicly available net asset value (NAV) of shares held by the pension plans at year end.

(3)   Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)   International Equity: These Level 2 investments include a mix of collective investment funds and mutual funds. The mutual funds are valued at the publicly available NAV of shares held by the pension plans at year end. The value of the collective investment funds is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)   Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, that invest in a well diversified portfolio of equity investments from top performing, high quality firms that focus on U.S. and foreign small to mid markets; venture capitalists; and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, buildups, and distressed; investment strategies also include early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments, and the NAV can be calculated for these funds.

(6)   Fixed Income: The Level 1 investments include U.S. Treasury bonds and notes, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist principally of U.S. government securities, which are valued daily using institutional bond quote sources and mortgage-backed securities pricing sources; municipal, domestic, and foreign securities, which are valued daily using institutional bond quote sources; and mutual funds invested in long-duration corporate bonds that are valued at the publicly available NAV of shares held by the pension plans at year-end.

We have corrected the presentation of certain fixed income securities in the fair value hierarchy as of October 30, 2011. The revised presentation changed the classification of $187.3 million of fixed income securities from Level 1 to Level 2, based on the use of quoted prices for similar assets.

A reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3) is as follows:

(in thousands)	2012	2011
Beginning Balance	$21,847	$ 9,331
Purchases, issuances, and settlements (net)	9,316	9,886
Unrealized gains	478	2,633
Realized gains (losses)	1,812	(3)
Interest and dividend income	215	-
Ending Balance	$33,668	$21,847

The Company has commitments totaling $85.0 million for the private equity investments within the pension plans, of which $53.2 million and $66.0 million remain unfunded at fiscal year end 2012 and 2011, respectively. These commitments include $34.5 million and $18.7 million for domestic and foreign equity investments, respectively, for fiscal year end 2012 compared to the $43.2 million and $22.8 million for domestic and foreign equity investments, respectively, for fiscal year end 2011. Funding for future private equity capital calls will come from existing pension plan asset investments and not from additional cash contributions into the Company’s pension plans.